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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2910

Madison Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Government Money Market

Portfolio of Investments - December 31, 2009 (unaudited)

	PRINCIPAL AMOUNT	AMORTIZED VALUE

US GOVERNMENT AGENCY OBLIGATIONS: 98.3% of Net Assets

Fannie Mae, 0.10%, 1/04/10	$500,000	$499,996
Fannie Mae, 0.18%, 1/06/10	250,000	249,994
Fannie Mae, 0.08%, 1/11/10	1,000,000	999,978
Fannie Mae, 0.05%, 2/01/10	1,000,000	999,957
Fannie Mae, 5.125%, 2/16/10	700,000	704,357
Fannie Mae, 0.07%, 2/17/10	750,000	749,931
Fannie Mae, 0.11%, 2/22/10	600,000	599,904
Fannie Mae, 0.08%, 3/03/10	600,000	599,919
Fannie Mae, 4.75%, 3/12/10	670,000	676,054
Fannie Mae, 2.5%, 4/9/10	1,000,000	1,006,378
Federal Home Loan Bank, 0.06%, 1/19/10	875,000	874,974
Federal Home Loan Bank, 0.11%, 2/05/10	850,000	849,909
Federal Home Loan Bank, 0.07%, 2/10/10	700,000	699,946
Federal Home Loan Bank, 0.07%, 2/23/10	800,000	799,918
Federal Home Loan Bank, 0.07%, 2/24/10	900,000	899,905
Federal Home Loan Bank, 0.105%, 3/17/10	800,000	799,825
Federal Home Loan Bank, 0.09%, 3/22/10	550,000	549,890
Freddie Mac, 0.15%, 1/04/10	300,000	299,996
Freddie Mac, 0.06%, 1/05/10	500,000	499,997
Freddie Mac, 0.05%, 1/21/10	860,000	859,976
Freddie Mac, 0.08%, 1/26/10	231,000	230,987
Freddie Mac, 0.06%, 1/25/10	1,000,000	999,960
Freddie Mac, 0.09%, 1/27/10	700,000	699,954
Freddie Mac, 4.875%, 2/09/10	750,000	753,770
Freddie Mac, 0.12%, 2/03/10	700,000	699,923
Freddie Mac, 0.12%, 3/01/10	709,000	708,860
Freddie Mac, 0.06%, 3/05/10	750,000	749,921
Freddie Mac, 0.08%, 3/09/10	1,050,000	1,049,844
Freddie Mac, 7.0%, 3/15/10	1,000,000	1,013,783
Freddie Mac, 0.10%, 3/16/10	1,000,000	999,784
Freddie Mac, 0.10%, 3/23/10	500,000	499,888
Freddie Mac, 0.165%, 3/30/10	750,000	749,698

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,377,176)		$ 23,377,176

REPURCHASE AGREEMENT: 1.8% of Net Assets
With U.S. Bank National Association issued 12/31/09 at 0.01%, due
1/04/10, collateralized by $431,267 in Fannie Mae MBS #555408
due 4/01/33. Proceeds at maturity are $422,808 (Cost $422,807)		422,807

TOTAL INVESTMENTS: (Cost $23,799,983)		$ 23,799,983

LIABILITIES LESS CASH AND RECEIVABLES: (0.1)% of Net Assets		(12,180)

NET ASSETS: 100%		$ 23,787,803

CAPITAL SHARES OUTSTANDING		23,787,884

NET ASSET VALUE PER SHARE		1.00

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.
The Funds adopted Financial Accounting Standards Board (“FASB”) guidance on fair value measurements effective January 1, 2008. Fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.
Various inputs as noted above are used in determining the value of the fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. As of December 31, 2009, this fund held no securities deemed as a Level 3.
The following is a summary representing the fund's investments carried on the Statements of Assets and Liabilities by caption and by level within the fair value hierarchy as of December 31, 2009:

	Quoted Prices in Aactive Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 12/31/09

Government Money Market Fund
U.S. Agency Obligations	$ -	$ 23,377,176	$ -	23,377,176
Repurchase Agreement		422,807		$ 422,807
Total	$ -	$ 23,799,983	$ -	$ 23,799,983

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  February 22, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 22, 2010